Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
		(U.S. $ in thousands)
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$80	$71	$87,158	$29,244
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,104	4,005	53,904	89,414
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(29)	(21)	24,502	82,818
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(1,306)	(3)	30,559	5,687
		$849	$4,052	$196,123	$207,163